GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Disclosure of composition of intangible assets and accumulated amortization
	Capitalized development costs **	Distribution rights and brand*	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2025	87,307	9,404	20,154	29,231	19,263	806	166,165
Additions	22,191	-	-	2,933	-	-	25,124
Acquired through business combinations	1,998	-	6,713	10,518	43,356	-	62,585
Translation differences	1,673	139	1,013	767	1,755	-	5,347
Balance as of December 31, 2025	113,169	9,543	27,880	43,449	64,374	806	259,221

Accumulated amortization:
Balance as of January 1, 2025	29,876	3,533	6,876	7,977	-	233	48,495
Amortization	7,955	1,110	4,240	6,151	-	61	19,517
Translation differences	152	16	259	289	-	-	716
Balance as of December 31, 2025	37,983	4,659	11,375	14,417	-	294	68,728

Net book value:
As of December 31, 2025	75,186	4,884	16,505	29,032	64,374	512	190,493

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2024 are as follows:

	Capitalized development costs **	Distribution rights and brand*	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2024	66,415	8,323	15,916	24,574	12,866	806	128,900
Additions	20,930	-	-	1,681	-	-	22,611
Acquired through business combinations	-	1,292	4,882	3,591	7,163	-	16,928
Translation differences	(38)	(211)	(644)	(615)	(766)	-	(2,274)
Balance as of December 31, 2024	87,307	9,404	20,154	29,231	19,263	806	166,165

Accumulated amortization:
Balance as of January 1, 2024	23,451	2,576	3,260	3,031	-	171	32,489
Amortization	6,428	969	3,684	5,078	-	62	16,221
Translation differences	(3)	(12)	(68)	(132)	-	-	(215)
Balance as of December 31, 2024	29,876	3,533	6,876	7,977	-	233	48,495

Net book value:
As of December 31, 2024	57,431	5,871	13,278	21,254	19,263	573	117,670

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2023 are as follows:

	Capitalized development costs **	Distribution rights and brand *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	49,806	5,292	8,884	4,456	10,196	806	79,440
Additions	16,773	-	-	-	-	-	16,773
Acquired through business combinations	-	3,031	7,092	20,148	2,814	-	33,085
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(26)	-	(60)	(30)	(144)	-	(260)
Balance as of December 31, 2023	66,415	8,323	15,916	24,574	12,866	806	128,900

Accumulated amortization:
Balance as of January 1, 2023	18,206	2,261	1,693	2,055	-	109	24,324
Amortization	5,386	315	1,574	984	-	62	8,321
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(3)	-	(7)	(8)	-	-	(18)
Balance as of December 31, 2023	23,451	2,576	3,260	3,031	-	171	32,489

Net book value:
As of December 31, 2023	42,964	5,747	12,656	21,543	12,866	635	96,411

*Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.

**Amortization of technology, patents and development costs are included in “Depreciation and amortization in respect of technology and capitalized development costs”.

Unattended group of CGUs
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Unattended group of CGUs
Growth rate	2%
Discount rate	13.8%

VMtecnologia LTDA
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
VM
Growth rate	3.5%
Discount rate	19.6%

On Track Innovation Ltd.
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
OTI
Growth rate	2%
Discount rate	21%

Weezmo
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Weezmo
Growth rate	2%
Discount rate	21%

Vendsys
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Vendsys
Growth rate	4%
Discount rate	12%

Roseman Holdings Ltd.
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Roseman
Growth rate	2%
Discount rate	15%

Lynkwell
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Lynkwell
Growth rate	2%
Discount rate	20%

Retail CGU
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Retail
Growth rate	2%
Discount rate	21%